Loans, allowance for loan losses and credit quality (Details 5) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Recorded investment
Recorded investment, with a specific allowance	SFr 998		SFr 1,040
Recorded investment, without specific allowance	323		92
Gross impaired loans	1,321		1,132
Unpaid principal balance
Unpaid principal balance, with a specific allowance	957		990
Unpaid principal balance, without specific allowance	323		90
Unpaid principal balance	1,280		1,080
Associated specific allowance	393		413
Average recorded investment
Average recorded investment, with a specific allowance	991	SFr 1,106
Average recorded investment, without specific allowance	120	95
Average recorded investment	1,111	1,201
Interest income recognized
Interest income recognized, with a specific allowance	6	1
Interest income recognized, without specific allowance	0	0
Interest income recognized	6	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	6	1
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	6	1
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	728		723
Recorded investment, without specific allowance	125		16
Gross impaired loans	853		739
Unpaid principal balance
Unpaid principal balance, with a specific allowance	704		689
Unpaid principal balance, without specific allowance	125		15
Unpaid principal balance	829		704
Associated specific allowance	320		309
Average recorded investment
Average recorded investment, with a specific allowance	713	819
Average recorded investment, without specific allowance	29	23
Average recorded investment	742	842
Interest income recognized
Interest income recognized, with a specific allowance	4	0
Interest income recognized, without specific allowance	0	0
Interest income recognized	4	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	0
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	4	0
Real estate
Recorded investment
Recorded investment, with a specific allowance	65		65
Recorded investment, without specific allowance	0		8
Gross impaired loans	65		73
Unpaid principal balance
Unpaid principal balance, with a specific allowance	61		62
Unpaid principal balance, without specific allowance	0		7
Associated specific allowance	7		7
Average recorded investment
Average recorded investment, with a specific allowance	63	79
Average recorded investment, without specific allowance	5	13
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	533		533
Recorded investment, without specific allowance	125		7
Gross impaired loans	658		540
Unpaid principal balance
Unpaid principal balance, with a specific allowance	517		507
Unpaid principal balance, without specific allowance	125		7
Associated specific allowance	243		230
Average recorded investment
Average recorded investment, with a specific allowance	509	616
Average recorded investment, without specific allowance	23	10
Interest income recognized
Interest income recognized, with a specific allowance	3	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	0
Interest income recognized on a cash basis, without specific allowance	0	0
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	130		125
Recorded investment, without specific allowance	0		1
Gross impaired loans	130		126
Unpaid principal balance
Unpaid principal balance, with a specific allowance	126		120
Unpaid principal balance, without specific allowance	0		1
Associated specific allowance	70		72
Average recorded investment
Average recorded investment, with a specific allowance	141	124
Average recorded investment, without specific allowance	1	0
Interest income recognized
Interest income recognized, with a specific allowance	1	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	270		317
Recorded investment, without specific allowance	198		76
Gross impaired loans	468		393
Unpaid principal balance
Unpaid principal balance, with a specific allowance	253		301
Unpaid principal balance, without specific allowance	198		75
Unpaid principal balance	451		376
Associated specific allowance	73		104
Average recorded investment
Average recorded investment, with a specific allowance	278	287
Average recorded investment, without specific allowance	91	72
Average recorded investment	369	359
Interest income recognized
Interest income recognized, with a specific allowance	2	1
Interest income recognized, without specific allowance	0	0
Interest income recognized	2	1
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	2	1
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	2	1
Mortgages
Recorded investment
Recorded investment, with a specific allowance	154		166
Recorded investment, without specific allowance	48		44
Gross impaired loans	202		210
Unpaid principal balance
Unpaid principal balance, with a specific allowance	143		154
Unpaid principal balance, without specific allowance	48		43
Associated specific allowance	20		19
Average recorded investment
Average recorded investment, with a specific allowance	143	155
Average recorded investment, without specific allowance	52	18
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1
Interest income recognized on a cash basis, without specific allowance	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	26		63
Recorded investment, without specific allowance	143		25
Gross impaired loans	169		88
Unpaid principal balance
Unpaid principal balance, with a specific allowance	23		60
Unpaid principal balance, without specific allowance	143		25
Associated specific allowance	4		53
Average recorded investment
Average recorded investment, with a specific allowance	49	65
Average recorded investment, without specific allowance	32	34
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	90		88
Recorded investment, without specific allowance	7		7
Gross impaired loans	97		95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	87		87
Unpaid principal balance, without specific allowance	7		7
Associated specific allowance	49		SFr 32
Average recorded investment
Average recorded investment, with a specific allowance	86	67
Average recorded investment, without specific allowance	7	20
Interest income recognized
Interest income recognized, with a specific allowance	1	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0
Interest income recognized on a cash basis, without specific allowance	SFr 0	SFr 0